Commitments	12 Months Ended
Dec. 31, 2021
Commitments [abstract]
Commitments
35	Commitments
Capital commitments outstanding at 31 December 2021 not provided for in the financial statements were as follows:

	As at 31 December 2020 RMB’000	As at 31 December 2021 RMB’000
Property, plant and equipment contracted for	585,870	1,176,168